Deposits for Rental Vehicles	12 Months Ended
Dec. 31, 2018
Deposits for Rental Vehicles [Abstract]
Deposits for rental vehicles

Note 5 – Deposits for rental vehicles

Deposits for rental vehicles consist of the following:

	December 31, 2018	December 31, 2017

Deposits for rental vehicles	2,482,592	-
Total	$2,482,592	$-

The deposits for rental vehicles are for developing the Company's car rental business expected to occur in fiscal 2019.